Contract costs	12 Months Ended
Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Contract Costs
6	Contract costs

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Capitalised contract costs (net)	2,773,611	—

The movement in capitalised contract costs is as follows:

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Balance as of beginning of financial year	—	—
Contract costs incurred	5,350,000	—
Amortisation to marketing and sales expenses	(1,153,831)	—
Contract costs refunded	(322,558)	—
Impairment loss	(1,100,000)	—
Balance as of end of financial year	2,773,611	—

During the financial year, the Group entered into an agreement with an external party to pay commission fees for every successful customer referral upon signing of the subscription agreement of 3 years with the Group. These costs are capitalised as it is directly attributable to obtaining a customer’s contract and the Group expects to recover these costs. The contract costs are amortized over the subscription period of 3 years. For those customers who were unable to meet the transaction volume committed for a pre-determined period of time, a refund has been sought from the referral. The refund of $322,558 was fully paid to the Group subsequent to the financial year end.  The Group recognised an impairment loss of $1,100,000 as of the current financial year end based on the recoverability of the remaining balance due to current conditions.